                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07371
                -------------------------------------------------

                      CREDIT SUISSE JAPAN EQUITY FUND, INC.
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse Japan Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2004
(unaudited)


- CREDIT SUISSE JAPAN EQUITY FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. you may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    June 2, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class Shares and Advisor Class Shares of Credit Suisse Japan Equity Fund1 (the "Fund") had gains of 9.32% and 9.38%, respectively, versus an increase of 13.92% for the TOPIX Index2. The Fund's Class A Shares (without sales charge) had a gain of 9.20%3 for the period.

   The period was a positive one for the Japanese equity market, though the market struggled early in November amid uncertainty ahead of Lower House elections and announcements of second-quarter (March 31 fiscal year) business results. However, Japanese equities then began to rally, backed by some positive domestic economic and financial data, with regard to GDP, industrial production, corporate financial statements and appraised land values. An improving U.S. stock market helped as well. For the period as a whole, financial services, banks and real estate were the top performing sectors, while construction, electric power and gas and securities were the worst performing sectors.

   The Fund benefited from the rally in Japan but trailed its benchmark. Factors that proved beneficial to the Fund's performance included its overweightings in the finance, bank and real estate areas, as well as its underweightings in the electric power & gas, construction, and communication industries. On the negative side, factors that hampered the Fund's relative return included stock selection in the machinery, chemicals and transportation equipment areas.

   Going forward, we believe that a U.S. economic recovery, backed by both personal and capital spending, could support stock markets elsewhere, including in Japan. However, if the economy remains on a growth track, U.S. interest rates might begin to rise, which could work against stocks for a spell. Regarding recently reported business results, Japanese companies seem to be generally achieving expectations. Our sense is that corporate confidence looking ahead is positive, notwithstanding a business environment that can be unpredictable.

   Our present strategy is to overweight companies that could benefit from a rise in capital investment, along with companies producing materials for digital home appliances, as we think demand here should grow, and financial-related stocks that could benefit from the domestic economic recovery. With respect to Japan's visible and long-standing debt burden, we see grounds for encouragement. The country's major banks have made progress over the past two year addressing their non-performing loans, under the Japanese Financial

Services Agency's strict write-off criteria. Their efforts have been aided by an expanding economy, which has helped bring a number of non-performing loans back to life. Barring a sudden reversal in Japan's economic recovery, we think the disposal of bad debt could decelerate going forward. We further believe the Fund's bank holdings have upside potential, as we expect their growing earnings to be factored into their stock prices should conditions continue to improve.


Shuji Sugata
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN JAPAN, INCLUDING THE RISK OF INVESTING IN A SINGLE-COUNTRY FUND.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                              SINCE       INCEPTION
                                 1 YEAR       5 YEARS       INCEPTION        DATE
                                 ------       -------       ---------     ---------
Common Class                      71.88%      (5.18)%        (0.64)%      12/29/95
Advisor Class                     71.22%      (5.88)%        (1.25)%      12/29/95
Class A Without
   Sales Charge                   70.93%         --           5.93%       11/30/01
Class A With Maximum
   Sales Charge                   61.10%         --           3.30%       11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                              SINCE       INCEPTION
                                 1 YEAR       5 YEARS       INCEPTION        DATE
                                 ------       -------       ---------     ---------
Common Class                     61.52%       (7.82)%        (1.00)%      12/29/95
Advisor Class                    61.38%       (8.26)%        (1.59)%      12/29/95
Class A Without
   Sales Charge                  61.02%          --           4.37%       11/30/01
Class A With Maximum
   Sales Charge                  51.60%          --           1.87%       11/30/01

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in U.S. dollars. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 2.89%.

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                  NUMBER OF
                                                                    SHARES         VALUE
                                                                 ------------   ------------
COMMON STOCKS (99.5%)
JAPAN (99.5%)
AUTO COMPONENTS (4.0%)
    Nok Corp.                                                          54,900   $  2,124,263
    Stanley Electric Company, Ltd.                                     63,000      1,190,295
                                                                                ------------
                                                                                   3,314,558
                                                                                ------------
AUTOMOBILES (7.7%)
    Nissan Motor Company, Ltd.                                        217,900      2,426,706
    Toyota Motor Corp.                                                109,600      3,962,702
                                                                                ------------
                                                                                   6,389,408
                                                                                ------------
BANKS (13.8%)
    Mitsubishi Tokyo Financial Group, Inc.                                398      3,541,624
    Mizuho Financial Group, Inc.                                          793      3,751,040
    Sumitomo Mitsui Financial Group, Inc.                                 546      4,126,356
                                                                                ------------
                                                                                  11,419,020
                                                                                ------------
CHEMICALS (4.1%)
    JSR Corp.                                                          94,200      1,984,641
    Shin-Etsu Chemical Company, Ltd.                                   35,100      1,418,567
                                                                                ------------
                                                                                   3,403,208
                                                                                ------------
DIVERSIFIED FINANCIALS (10.8%)
    Acom Company, Ltd.                                                 26,730      1,903,836
    JAFCO Company, Ltd.                                                13,700      1,117,303
    Matsui Securities Company, Ltd.                                    46,800      1,543,673
    Mitsubishi Securities Company, Ltd.                                83,000      1,071,768
    Nomura Holdings, Inc.                                              38,000        617,063
    Orix Corp.                                                         25,400      2,692,946
                                                                                ------------
                                                                                   8,946,589
                                                                                ------------
ELECTRICAL EQUIPMENT (2.9%)
    Nitto Denko Corp.                                                  43,500      2,416,338
                                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (13.9%)
    Hitachi Chemical Company, Ltd.                                    119,800      2,192,887
    Hoya Corp.                                                         19,900      2,153,106
    Keyence Corp.                                                      10,800      2,593,448
    Nidec Corp.                                                        12,100      1,305,886
    Omron Corp.                                                       103,300      2,518,028
    Yaskawa Electric Corp.                                             93,000        749,191
                                                                                ------------
                                                                                  11,512,546
                                                                                ------------
FOOD & DRUG RETAILING (3.9%)
    Matsumotokiyoshi Company, Ltd.                                     36,400      1,101,681
    Seven-Eleven Japan Company, Ltd.                                   61,000      2,072,856
                                                                                ------------
                                                                                   3,174,537
                                                                                ------------
HOUSEHOLD DURABLES (3.2%)
    Funai Electric Company, Ltd.                                        9,100      1,354,012
    Matsushita Electric Industrial Company, Ltd.                       90,000      1,322,006
                                                                                ------------
                                                                                   2,676,018
                                                                                ------------
HOUSEHOLD PRODUCTS (0.6%)
    Uni-Charm Corp.                                                     9,600        454,098
                                                                                ------------

                 See Accompanying Notes to Financial Statements.

                                                                  NUMBER OF
                                                                    SHARES         VALUE
                                                                 ------------   ------------
COMMON STOCKS
JAPAN
INSURANCE (1.5%)
    Millea Holdings, Inc.                                                  89   $  1,266,186
                                                                                ------------
LEISURE EQUIPMENT & PRODUCTS (0.8%)
    Sammy Corp.                                                        16,200        685,551
                                                                                ------------
MACHINERY (4.9%)
    Daikin Industries, Ltd.                                            78,000      1,827,103
    Hitachi Construction Machinery Company, Ltd.                       26,000        348,693
    Kubota Corp.                                                       90,000        390,648
    SMC Corp.                                                          12,800      1,467,265
                                                                                ------------
                                                                                   4,033,709
                                                                                ------------
MEDIA (2.6%)
    Dentsu, Inc.                                                          766      2,144,842
                                                                                ------------
METALS & MINING (2.7%)
    JFE Holdings, Inc.                                                 98,000      2,197,907
                                                                                ------------
OFFICE ELECTRONICS (1.5%)
    Canon, Inc.                                                        23,000      1,206,742
                                                                                ------------
PHARMACEUTICALS (0.7%)
    Fujisawa Pharmaceutical Company, Ltd.                              23,800        553,187
                                                                                ------------
REAL ESTATE (2.5%)
    Mitsui Fudosan Company, Ltd.                                      188,000      2,069,865
                                                                                ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.7%)
    Murata Manufacturing Company, Ltd.                                 42,200      2,768,592
    Tokyo Electron, Ltd.                                               18,200      1,108,278
                                                                                ------------
                                                                                   3,876,870
                                                                                ------------
SOFTWARE (1.3%)
    Fuji Soft ABC, Inc.                                                28,900      1,105,143
                                                                                ------------
SPECIALTY RETAIL (2.9%)
    Shimamura Company, Ltd.                                            16,900      1,393,594
    USS Company, Ltd.                                                  11,610        981,571
                                                                                ------------
                                                                                   2,375,165
                                                                                ------------
TRADING COMPANIES & DISTRIBUTORS (6.0%)
    Misumi Corp.                                                       30,450      1,076,118
    Mitsui & Company, Ltd.                                            256,000      2,111,005
    Sumitomo Corp.                                                    233,000      1,788,329
                                                                                ------------
                                                                                   4,975,452
                                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (2.5%)
    NTT DoCoMo, Inc.                                                    1,050      2,083,730
                                                                                ------------

TOTAL COMMON STOCKS (Cost $59,677,995)                                            82,280,669
                                                                                ------------

TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $59,677,995)                             82,280,669

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                         373,701
                                                                                ------------

NET ASSETS (100.0%)                                                             $ 82,654,370
                                                                                ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value, (Cost $59,677,995)                                          $ 82,280,669
    Receivable for investments sold                                                        522,412
    Dividend and interest receivable                                                       297,547
    Receivable for fund shares sold                                                         77,550
    Prepaid expenses and other assets                                                       34,962
                                                                                      ------------
      Total Assets                                                                      83,213,140
                                                                                      ------------
LIABILITIES
    Due to custodian                                                                        87,849
    Advisory fee payable (Note 2)                                                           30,399
    Administrative services fee payable (Note 2)                                            15,122
    Distribution fee payable (Note 2)                                                       18,012
    Payable for fund shares redeemed                                                       203,589
    Directors' fee payable                                                                      96
    Other accrued expenses payable                                                         203,703
                                                                                      ------------
      Total Liabilities                                                                    558,770
                                                                                      ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                14,390
    Paid-in capital (Note 5)                                                           143,456,038
    Accumulated net investment loss                                                       (380,960)
    Accumulated net realized loss on investments and foreign currency transactions     (83,025,491)
    Net unrealized appreciation from investments and foreign currency translations      22,590,393
                                                                                      ------------
      Net Assets                                                                      $ 82,654,370
                                                                                      ============
COMMON SHARES
    Net assets                                                                        $ 81,566,030
    Shares outstanding                                                                  14,197,397
                                                                                      ------------
    Net asset value, offering price, and redemption price per share                   $       5.75
                                                                                      ============
ADVISOR SHARES
    Net assets                                                                        $    391,842
    Shares outstanding                                                                      70,003
                                                                                      ------------
    Net asset value, offering price, and redemption price per share                   $       5.60
                                                                                      ============
A SHARES
    Net assets                                                                        $    696,498
    Shares outstanding                                                                     122,239
                                                                                      ------------
    Net asset value and redemption price per share                                    $       5.70
                                                                                      ============
    Maximum offering price per share (net asset value/(1-5.75%))                      $       6.05
                                                                                      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                         $    352,276
    Interest                                                                                 3,210
    Securities lending                                                                      13,463
    Foreign taxes withheld                                                                 (24,978)
                                                                                      ------------
      Total investment income                                                              343,971
                                                                                      ------------
EXPENSES
    Investment advisory fees (Note 2)                                                      518,154
    Administrative services fees (Note 2)                                                   65,555
    Distribution fees (Note 2)
      Common Class                                                                         102,173
      Class A                                                                                  973
    Transfer agent fees (Note 2)                                                           229,452
    Printing fees (Note 2)                                                                  48,069
    Custodian fees                                                                          26,701
    Legal fees                                                                              24,242
    Registration fees                                                                       18,492
    Audit fees                                                                               9,560
    Directors' fees                                                                          8,782
    Insurance expense                                                                        7,377
    Commitment fees (Note 3)                                                                 1,144
    Miscellaneous expense                                                                    7,694
                                                                                      ------------
      Total expenses                                                                     1,068,368
    Less: fees waived (Note 2)                                                            (343,437)
                                                                                      ------------
      Net expenses                                                                         724,931
                                                                                      ------------
        Net investment loss                                                               (380,960)
                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                   5,190,260
    Net realized loss on foreign currency transactions                                     (50,688)
    Net change in unrealized appreciation (depreciation) from investments                2,297,935
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                                (13,319)
    Net realized and unrealized gain from investments and foreign currency
      related items                                                                      7,424,188
    Net increase in net assets resulting from operations                              $  7,043,228
                                                                                      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                     ENDED            FOR THE YEAR
                                                                                APRIL 30, 2004           ENDED
                                                                                  (UNAUDITED)       OCTOBER 31, 2003
                                                                              ------------------    ----------------
FROM OPERATIONS
  Net investment loss                                                           $     (380,960)      $     (758,121)
  Net realized gain (loss) from investments and foreign
    currency transactions                                                            5,139,572          (31,645,631)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                    2,284,616           59,268,311
                                                                                --------------       --------------
    Net increase in net assets resulting from operations                             7,043,228           26,864,559
                                                                                --------------       --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                       8,153,058           76,632,239
  Net asset value of shares redeemed                                               (22,720,670)(1)      (88,494,527)(2)
                                                                                --------------       --------------
    Net decrease in net assets from capital share transactions                     (14,567,612)         (11,862,288)
                                                                                --------------       --------------
  Net increase (decrease) in net assets                                             (7,524,384)          15,002,271

NET ASSETS
  Beginning of period                                                               90,178,754           75,176,483
                                                                                --------------       --------------
  End of period                                                                 $   82,654,370       $   90,178,754
                                                                                ==============       ==============
  Accumulated Net Investment Loss                                               $     (380,960)      $           --
                                                                                ==============       ==============

----------
(1)  Net of $30,679 of redemption fees retained by the Fund.
(2)  Net of $108,564 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                            FOR THE SIX
                                            MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004      ------------------------------------------------------------------
                                             (UNAUDITED)          2003           2002           2001         2000         1999
                                           --------------      ----------     ----------     ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period     $         5.26      $     3.82     $     4.79     $    11.54   $    24.26   $     8.59
                                           --------------      ----------     ----------     ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment loss                               (0.02)(1)       (0.04)(1)      (0.06)(1)      (0.12)       (0.42)       (0.10)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   0.51            1.48          (0.92)         (4.73)       (8.64)       15.77
                                           --------------      ----------     ----------     ----------   ----------   ----------
      Total from investment operations               0.49            1.44          (0.98)         (4.85)       (9.06)       15.67
                                           --------------      ----------     ----------     ----------   ----------   ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                --              --             --          (2.02)       (3.75)          --
                                           --------------      ----------     ----------     ----------   ----------   ----------
REDEMPTION FEES                                      0.00(2)         0.00(2)        0.01           0.12         0.09           --
                                           --------------      ----------     ----------     ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD             $         5.75      $     5.26     $     3.82     $     4.79   $    11.54   $    24.26
                                           ==============      ==========     ==========     ==========   ==========   ==========
      Total return(3)                                9.32%          37.70%        (20.25)%       (48.66)%     (40.04)%     182.42%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted) $       81,566      $   88,818     $   74,694     $   51,805   $  117,080   $  525,489
    Ratio of expenses to average
      net assets(4)                                  1.75%(5)        1.75%          1.75%          1.76%        1.77%        1.76%
    Ratio of net investment loss to
      average net assets                            (0.92)%(5)      (1.01)%        (1.30)%        (1.38)%      (1.41)%      (1.32)%
    Decrease reflected in above operating
      expense ratios due to waivers                  0.83%(5)        0.94%          0.94%          0.77%        0.53%        0.45%
  Portfolio turnover rate                              32%            117%            69%            59%         118%         171%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .01%, .02% and .01% for the years ended October 31, 2001, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.75% for the years ended October 31, 2001, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                            FOR THE SIX
                                            MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004      ------------------------------------------------------------------
                                             (UNAUDITED)          2003           2002           2001         2000         1999
                                           --------------      ----------     ----------     ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period     $         5.12      $     3.73     $     4.71     $    11.42   $    24.18   $     8.71
                                           --------------      ----------     ----------     ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment loss                               (0.02)(1)       (0.05)(1)      (0.08)(1)      (0.11)       (0.42)       (0.06)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   0.50            1.44          (0.90)         (4.66)       (8.63)       15.53
                                           --------------      ----------     ----------     ----------   ----------   ----------
      Total from investment operations               0.48            1.39          (0.98)         (4.77)       (9.05)       15.47
                                           --------------      ----------     ----------     ----------   ----------   ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                --              --             --          (2.00)       (3.73)          --
                                           --------------      ----------     ----------     ----------   ----------   ----------
REDEMPTION FEES                                        --              --           0.00(2)        0.06         0.02           --
                                           --------------      ----------     ----------     ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD             $         5.60      $     5.12     $     3.73     $     4.71   $    11.42   $    24.18
                                           ==============      ==========     ==========     ==========   ==========   ==========
      Total return(3)                                9.38%          37.27%        (20.81)%       (48.90)%     (40.47)%     177.61%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted) $          392      $      412     $      400     $      911   $    2,254   $    3,375
    Ratio of expenses to average
      net assets(4)                                  1.50%(5)        2.00%          2.00%          2.01%        2.02%        2.01%
    Ratio of net investment loss to
      average net assets                            (0.67)%(5)      (1.25)%        (1.62)%        (1.63)%      (1.66)%      (1.55)%
    Decrease reflected in above operating
      expense ratios due to waivers                  0.83%(5)        0.94%          0.93%          0.76%        0.58%        0.54%
  Portfolio turnover rate                              32%            117%            69%            59%         118%         171%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02% and .01% for the years ended October 31, 2001, 2000 and 1999, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 2.00% for the years ended October 31, 2001, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE SIX              FOR THE YEAR
                                                                            MONTHS ENDED           ENDED OCTOBER 31,
                                                                           APRIL 30, 2004      ------------------------
                                                                             (UNAUDITED)          2003         2002(1)
                                                                           --------------      ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period                                       $     5.22        $     3.80    $     5.14
                                                                             ----------        ----------    ----------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                          (0.03)            (0.04)        (0.05)
  Net gain (loss) on investments and foreign currency related items
    (both realized and unrealized)                                                 0.51              1.46         (1.29)
                                                                             ----------        ----------    ----------
      Total from investment operations                                             0.48              1.42         (1.34)
                                                                             ----------        ----------    ----------
NET ASSET VALUE, END OF PERIOD                                               $     5.70        $     5.22    $     3.80
                                                                             ==========        ==========    ==========

      Total return(3)                                                              9.20%            37.37%       (26.07)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                   $      696        $      949    $       83
    Ratio of expenses to average net assets(4)                                     1.75%(5)          1.75%         1.75%(5)
    Ratio of net investment loss to average net assets                            (1.00)%(5)        (0.97)%       (1.05)%(5)
      Decrease reflected in above operating expense
        ratios due to waivers                                                      0.83%(5)          0.94%         0.79%(5)
  Portfolio turnover rate                                                            32%              117%           69%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and the year ended October 31, 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Japan Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on October 10, 1995. The name of the Fund changed from Credit Suisse Japan Growth Fund, Inc. effective May 27, 2003.

   The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares, and Class A shares. Effective December 12, 2001, the Fund closed the Common Class to new investors. Effective December 12, 2001, the Fund closed the Advisor Class to new investments, except for reinvestment of dividends. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2004, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at April 30, 2004.

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   J) OTHER -- The Fund invests in securities of foreign countries and governments (primarily Japan), which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when there is related income or gains are earned.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived for the Fund were $518,154 and $343,437, respectively.

   Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $41,452.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                  ANNUAL RATE
           ------------------------                  -----------
           First $5 billion               0.050% of average daily net assets
           Next $5 billion                0.035% of average daily net assets
           Over $10 billion               0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $24,103.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay a shareholder servicing and distribution fee calculated at an annual rate not to exceed 0.75% of the average daily net assets of Advisor Class shares. Prior to November 1, 2003 such fee was calculated at an annual rate of 0.50% of the average daily net assets. Effective November 1, 2003 CSAMSI no longer receives 12b-1 fees on Advisor Class shares.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2004, the Fund reimbursed CSAM $84,363, which is included in the Fund's transfer agent expense.

   For the period ended April 30, 2004, CSFB received $3,337 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid $9,020 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004, and during the six months ended April 30, 2004, the Fund had no borrowings under the Credit Facility.


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $26,465,184 and $40,800,522, respectively.

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $59,677,995, $23,520,338, ($917,664) and $22,602,674, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Fund are designated Common Class shares, two billion shares of the Fund are designated Advisor Class shares and one billion shares of the Fund are designated Class A shares. Transactions in capital shares for each class were as follows:

                                                             COMMON CLASS
                                  ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                  ---------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                  ------------    -------------     ------------    -------------
Shares sold                          1,399,494    $   7,415,304       19,095,567    $  73,920,664
Shares redeemed                     (4,077,834)     (21,602,488)     (21,796,225)     (86,396,453)
                                  ------------    -------------     ------------    -------------
Net decrease                        (2,678,340)   $ (14,187,184)      (2,700,658)   $ (12,475,789)
                                  ============    =============     ============    =============

                                                           ADVISOR CLASS
                                  ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                  ---------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                  ------------    -------------     ------------    -------------
Shares redeemed                        (10,473)   $     (54,188)         (26,849)   $    (102,681)
                                  ------------    -------------     ------------    -------------
Net decrease                           (10,473)   $     (54,188)         (26,849)   $    (102,681)
                                  ============    =============     ============    =============

                                                              CLASS A
                                  ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                  ---------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                  ------------    -------------     ------------    -------------
Shares sold                            147,760    $     737,754          637,769    $   2,711,575
Shares redeemed                       (207,236)      (1,063,994)        (477,806)      (1,995,393)
                                  ------------    -------------     ------------    -------------
Net increase (decrease)                (59,476)   $    (326,240)         159,963    $     716,182
                                  ============    =============     ============    =============

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Common Class                 2                     53%
           Advisor Class                5                     64%
           Class A                      1                     99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however; based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE JAPAN EQUITY FUND
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS, BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE JAPAN EQUITY FUND
PROXY VOTING (unaudited)

   The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSJPG-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

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(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE JAPAN EQUITY FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  July 6, 2004